UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06114
Cavanal Hill Funds
(Exact name of registrant as specified in charter)
	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
	(Address of principal executive offices)	(Zip code)
	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 762-7085

Date of fiscal year end:	8/31

Date of reporting period:	11/30/10

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Corporate Bonds (18.5%)
Banking (10.7%)
$25,000,000	Bank of America North America, 1.70%, 12/23/10, MTN(a)	$25,019,786
19,816,000	Citibank North America, 1.63%, 3/30/11(a)	19,890,343
19,090,000	JPMorgan Chase & Co., 1.65%, 2/23/11(a)	19,144,394
25,000,000	The Goldman Sachs Group, Inc., 1.63%, 7/15/11(a)	25,202,811
		89,257,334

Financial Services (7.8%)
15,000,000	Citigroup Funding, Inc., 1.25%, 6/3/11(a)	15,068,322
25,000,000	General Electric Capital Corp., Series G, 1.80%, 3/11/11, GMTN(a)	25,095,406
25,000,000	Morgan Stanley, 2.00%, 9/22/11(a)	25,348,130
		65,511,858
Total Corporate Bonds		154,769,192

U.S. Treasury Obligations (2.4%)
20,000,000	U.S. Treasury Notes, 1.00%, 10/31/11	20,128,969
Total U.S. Treasury Obligations		20,128,969

Repurchase Agreements (79.0%)
175,000,000	Banc of America Securities LLC, 0.24%, 12/1/10, (Purchased on 11/30/10, proceeds at maturity $175,001,167, collateralized by GNMA, (2.63% - 8.50%), (11/15/30 - 12/15/45), fair value $178,500,000)	175,000,000
175,000,000	Credit Agricole CIB NY, 0.24%, 12/1/10, (Purchased on 11/30/10, proceeds at maturity $175,001,167, collateralized by U.S. Treasury Notes, (0.38% - 4.88%), (1/31/12 - 9/30/12), fair value $178,500,093)	175,000,000
136,240,028	Deutsche Bank Securities, Inc., 0.24%, 12/1/10, (Purchased on 11/30/10, proceeds at maturity $136,240,937, collateralized by U.S. Treasury Notes, (3.38%), (11/15/19), fair value $138,964,900)	136,240,028
175,000,000	Societe Generale, 0.24%, 12/1/10, (Purchased on 11/30/10, proceeds at maturity $175,001,167, collateralized by GNMA, (4.50% - 6.00%), (10/15//32 - 6/15/40), fair value $178,500,000)	175,000,000
Total Repurchase Agreements		661,240,028
Total Investments (Cost $836,138,189)(b) — 99.9%		836,138,189
Other assets in excess of liabilities — 0.1%		657,734
Net Assets — 100.0%		$836,795,923

(a)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (24.6%)
Banking & Financial Services (24.6%)
$20,000,000	Barclays Bank PLC NY YCD, 0.56%, 7/18/11	$20,000,000
10,000,000	Barclays Bank PLC NY YCD, 0.58%, 7/29/11	10,000,000
20,000,000	BNP Paribas NY YCD, 0.50%, 1/7/11	20,000,000
10,000,000	BNP Paribas NY YCD, 0.54%, 9/7/11	10,000,000
30,000,000	Credit Agricole CIB NY YCD, 0.23%, 12/6/10	30,000,000
25,000,000	Deutsche Bank NY YCD, 0.47%, 2/1/11	25,000,000
20,000,000	Rabobank NY YCD, 0.31%, 7/5/11	20,000,000
10,000,000	Rabobank NY YCD, 0.43%, 12/13/10	10,000,000
5,000,000	Royal Bank of Scotland NY YCD, 0.82%, 2/23/11	5,000,000
5,000,000	Royal Bank of Scotland NY YCD, 0.82%, 3/7/11	5,000,132
25,000,000	Societe Generale NY YCD, 0.38%, 3/2/11	25,000,000
15,000,000	Toronto Dominion Bank NY YCD, 0.33%, 10/28/11(a)	15,000,000
15,000,000	Toronto Dominion Bank NY YCD, 0.40%, 9/8/11	15,000,000
Total Certificates of Deposit		210,000,132

Commercial Paper (14.0%)
Banking (4.1%)
25,000,000	Bank of America Corp., 0.22%, 12/1/10(b)	25,000,000
10,000,000	Westpac Banking Corp., 0.50%, 12/6/10(b)(c)	9,999,306
		34,999,306

Financial Services (9.9%)
19,000,000	General Electric Capital Corp., 0.62%, 3/10/11(b)	18,967,605
11,000,000	General Electric Capital Corp., 0.35%, 6/27/11(b)	10,977,756
30,000,000	National Australia Funding, 0.49%, 12/20/10(b)(c)	29,992,321
25,000,000	Toyota Motor Credit Corp., 0.38%, 3/15/11(b)	24,972,555
		84,910,237
Total Commercial Paper		119,909,543

Corporate Bonds (7.7%)
Banking (1.1%)
9,262,000	Morgan Stanley, 5.05%, 1/21/11	9,312,024

Financial Services (6.6%)
10,000,000	Credit Suisse USA, Inc., 0.48%, 8/16/11(a)	10,010,689
12,800,000	Credit Suisse USA, Inc., 0.49%, 3/2/11(a)	12,805,237
29,000,000	The Goldman Sachs Group, Inc., 0.37%, 3/15/11(a)(d)	29,013,504
5,000,000	The Goldman Sachs Group, Inc., 6.88%, 1/15/11	5,030,696
		56,860,126
Total Corporate Bonds		66,172,150

U.S. Government Agency Securities (10.5%)
10,000,000	Federal Farm Credit Bank, Series 1, 0.21%, 9/20/11(a)	9,999,599
15,000,000	Federal Home Loan Bank, Series 1, 0.16%, 8/12/11(a)	14,994,737
20,000,000	Federal Home Loan Bank, Series 2, 0.29%, 10/20/11(a)	20,000,000
35,000,000	Federal Home Loan Bank, Series 4, 0.28%, 5/27/11(a)	35,000,000
10,000,000	Federal Home Loan Mortgage Corp., 0.19%, 11/9/11(a)	9,993,337
Total U.S. Government Agency Securities		89,987,673

Repurchase Agreements (43.1%)
125,000,000	Banc of America Securities LLC, 0.24%, 12/1/10, (Purchased on 11/30/10, proceeds at maturity $125,000,833, collateralized by U.S. Government Agency Securities, (0.88% - 6.25%), (8/22/12 - 7/15/32), fair value $127,501,119)	125,000,000
125,000,000	Credit Agricole CIB NY, 0.24%, 12/1/10, (Purchased on 11/30/10, proceeds at maturity $125,000,833, collateralized by U.S. Treasury Notes, (0.63% - 0.88%), (1/31/12 - 7/31/12), fair value $127,500,062)	125,000,000
118,458,084	Deutsche Bank Securities, Inc., 0.24%, 12/1/10, (Purchased on 11/30/10, proceeds at maturity $118,458,873, collateralized by U.S. Government Agency Securities, (1.75% - 4.38%), (10/15/15 - 6/12/20), fair value $120,831,158)	118,458,084
Total Repurchase Agreements		368,458,084
Total Investments (Cost $854,527,582)(e) — 99.9%		854,527,582
Other assets in excess of liabilities — 0.1%		556,898
Net Assets — 100.0%		$855,084,480

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2010.
(b)	Rate represents the effective yield at purchase.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Concluded
November 30, 2010
(Unaudited)

(d)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(e)	Cost and value for federal income tax and financial reporting purposes are the same.
YCD	Yankee Certificate of Deposit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (87.0%)
Alaska (1.5%)
$5,955,000	Valdez Alaska Marine Term Revenue, 0.21%, 12/1/10(a)(b)	$5,955,000
Colorado (5.1%)
8,500,000	Broomfield Colorado Urban Renewal, 0.30%, 12/2/10, Enhanced by: LOC(a)(b)	8,500,000
5,600,000	Castle Rock Colorado Certificate of Participation, 0.30%, 12/6/10, Enhanced by: LOC(a)(b)	5,600,000
6,000,000	Denver Colorado City & County Airport Revenue, 0.31%, 12/1/10, Enhanced by: LOC, AMT(a)(b)	6,000,000
		20,100,000
Florida (8.8%)
7,000,000	Broward County Florida School Board Certificate Participation, Series B, 0.30%, 12/7/10, Insured by: AGM(a)(b)	7,000,000
5,400,000	Florida State Municipal Power Agency Revenue, 0.28%, 12/1/10, Enhanced by: LOC(a)(b)	5,400,000
5,800,000	Jacksonville Florida Economic Development, Community Health Care Facilities Revenue, 0.22%, 12/1/10, Enhanced by: LOC(a)(b)	5,800,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.32%, 12/1/10, Enhanced by: LOC, AMT(a)(b)	4,590,000
12,000,000	Palm Beach County Florida School Board Partnership, 0.30%, 12/1/10, Insured by: AGM(a)(b)	12,000,000
		34,790,000
Georgia (2.0%)
7,910,000	DeKalb County Georgia Development Authority Revenue, 0.30%, 12/3/10, Enhanced by: LOC(a)(b)	7,910,000
Illinois (5.6%)
8,200,000	Cook County Illinois Revenue, 0.31%, 12/2/10, Enhanced by: LOC(a)(b)	8,200,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 0.30%, 12/1/10, Enhanced by: LOC(a)(b)	7,500,000
6,400,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.30%, 12/1/10, Enhanced by: LOC(a)(b)	6,400,000
		22,100,000
Indiana (2.3%)
9,000,000	Indiana Health Facilities Financing Authority Hospital Revenue, Deaconess Hospital, Inc., 0.30%, 12/3/10, Enhanced by: LOC(a)(b)	9,000,000
Kentucky (1.3%)
5,070,000	Jeffersontown Kentucky Lease Program Revenue, 0.31%, 12/1/10, Enhanced by: LOC(a)(b)	5,070,000
Louisiana (4.9%)
19,400,000	East Baton Rouge Parish Louisiana, Series A, 0.36%, 12/31/10, Enhanced by: LOC(a)(b)	19,400,000
Michigan (0.2%)
765,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.29%, 12/1/10, Enhanced by: LOC, AMT(a)(b)	765,000
Missouri (1.7%)
6,605,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.56%, 12/2/10, Enhanced by: LOC(a)(b)	6,605,000
Montana (1.2%)
5,000,000	Forsyth Montana Pacificorp, 0.30%, 12/1/10, Enhanced by: LOC(a)(b)	5,000,000
Oregon (5.1%)
20,000,000	Oregon State Tax Anticipation Notes, Series A, 2.00%, 6/30/11	20,185,378
Pennsylvania (15.4%)
16,500,000	Berks County Pennsylvania Municipal Authority Revenue, 0.50%, 12/2/10(a)(b)	16,500,000
8,545,000	Delaware River Joint Toll Bridge Community Pennsylvania Bridge Revenue, Series B, 0.30%, 12/14/10, Enhanced by: LOC(a)(b)	8,545,000
9,800,000	Emmaus Pennsylvania General Authority Revenue, 0.28%, 1/11/11, Enhanced by: LOC(a)(b)	9,800,000
9,000,000	Emmaus Pennsylvania General Authority Revenue, 0.28%, 1/11/11, Enhanced by: LOC(a)(b)	9,000,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund
Schedule of Portfolio Investments, Concluded
November 30, 2010
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Pennsylvania, continued:
$17,450,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, 0.75%, 12/1/10, Enhanced by: LOC(a)(b)	$17,450,000
		61,295,000
Tennessee (9.3%)
19,400,000	Clarksville Tennessee Water Sewer & Gas Revenue, 0.36%, 12/3/10, Insured by: AGM(a)(b)	19,400,000
17,625,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.37%, 12/2/10, Enhanced by: LOC(a)(b)	17,625,000
		37,025,000
Texas (4.5%)
9,900,000	Austin Texas Water And Wastewater System Revenue, 0.35%, 12/2/10, Enhanced by: LOC(a)(b)	9,900,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 0.30%, 12/1/10, Enhanced by: LOC, AMT(a)(b)	8,000,000
		17,900,000
Utah (7.9%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.30%, 12/1/10, Enhanced by: LOC(a)(b)	10,000,000
7,000,000	Emery County Utah Pollution Control Revenue, 0.30%, 12/1/10, Enhanced by: LOC(a)(b)	7,000,000
6,200,000	Utah Transit Authority Sales Tax Revenue, 0.27%, 12/1/10, Enhanced by: LOC(a)(b)	6,200,000
8,000,000	Utah Transit Authority Sales Tax Revenue, 0.29%, 12/1/10, Enhanced by: LOC(a)(b)	8,000,000
		31,200,000
Virginia (2.9%)
11,645,000	Falls Church Virginia Economic Development Authority Revenue, 0.32%, 12/1/10, Enhanced by: LOC(a)(b)	11,645,000
Wisconsin (7.3%)
6,350,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.30%, 1/7/11, Enhanced by: LOC(a)(b)	6,350,000
7,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.30%, 12/2/10, Enhanced by: LOC(a)(b)	7,500,000
15,000,000	Wisconsin State Tax Anticipation Notes, 2.00%, 6/15/11	15,120,970
		28,970,970
Total Municipal Bonds		344,916,348
Commercial Paper (11.6%)
Illinois (5.1%)
5,000,000	Illinois Education, 0.28%, 12/7/10, Enhanced by: LOC	5,000,000
15,000,000	Illinois Education, 0.31%, 4/7/11, Enhanced by: LOC	15,000,000
		20,000,000
New York (5.0%)
20,000,000	Metro Transit Authority New York, 0.32%, 12/1/10, Enhanced by: LOC	20,000,000
Virginia (1.5%)
5,995,000	Peninsula Ports Authority, 0.29%, 3/22/11, Enhanced by: LOC	5,995,000
Total Commercial Paper		45,995,000
Investment Companies (0.0%)
85,192	Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	85,192
5,000	SEI Tax-Exempt Trust Institutional Tax Free, Class A	5,000
Total Investment Companies		90,192
Total Investments (Cost $391,001,540)(c) — 98.6%		391,001,540
Other assets in excess of liabilities — 1.4%		5,403,885
Net Assets — 100.0%		$396,405,425

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2010.
(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (95.8%)
Arizona (3.6%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$692,127
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	753,637
		1,445,764
California (0.3%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: AGM	10,308
10,000	Morgan Hill California Unified School District, GO, 5.00%, 8/1/12, Prerefunded 8/1/11 @ 101, Insured by: FGIC	10,416
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,201
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Continuously Callable @ 100.5, Insured by: AMBAC	25,169
		126,094
Colorado (2.2%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	870,232
Florida (1.9%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Continuously Callable @ 100, Insured by: MBIA	25,061
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	740,180
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Continuously Callable @ 100, Insured by: AGM	20,041
		785,282
Georgia (1.0%)
10,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Continuously Callable @ 100, Insured by: NATL-RE, ETM	10,499
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	390,075
		400,574
Hawaii (2.0%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	818,865
Illinois (7.9%)
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	338,010
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	241,262
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: AGM*	254,112
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	298,874
750,000	Schaumburg Illinois, GO, Series A, 4.25%, 12/1/22, Callable 12/1/13 @ 100*	767,280
670,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	776,718
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	516,475
		3,192,731
Indiana (5.4%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	422,351
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	332,471
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	900,871

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana, continued:
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$522,485
		2,178,178
Iowa (3.9%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	746,222
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	843,125
		1,589,347
Kansas (1.8%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	729,470
Kentucky (0.0%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: AGM*	5,205
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: AGM*	10,233
		15,438
Maryland (1.6%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	653,950
Massachusetts (1.7%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	666,083
Michigan (2.5%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	507,106
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	116,955
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 4/1/11 @ 100, Insured by: AMBAC*	405,200
		1,029,261
Minnesota (1.9%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	773,010
Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,535
New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	29,134
North Carolina (1.9%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	770,348
Oklahoma (1.1%)
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	292,342
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	158,715
		451,057
Oregon (2.0%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	811,890
Pennsylvania (7.8%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	812,977
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: CCLIA, ETM(a)	9,781
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	699,580
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	841,627

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Pennsylvania, continued:
$750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	$805,328
		3,169,293
South Carolina (2.0%)
775,000	South Carolina State, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	798,420
Tennessee (1.9%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	756,863
Texas (26.4%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	324,705
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC*	75,595
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	170,854
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	603,686
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	722,393
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	785,272
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	662,975
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	657,530
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	842,880
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	222,409
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,049
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,049
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	572,869
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Continuously Callable @ 100, Insured by: AMBAC	50,129
500,000	San Angelo Texas Independent School District, Series A, 4.00%, 2/15/16, Insured by: AGC	555,575
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	525,230
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	539,355
190,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Prerefunded 3/15/12 @ 100, Insured by: AGM	200,821
10,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Continuously Callable @ 100, Insured by: AGM	10,417
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	492,471
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	844,605
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	710,995
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,121,316
		10,702,180
Virginia (1.9%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	775,403
Washington (6.9%)
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	853,080
300,000	Seattle Washington Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	310,737

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded
November 30, 2010
(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Washington, continued:
$685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	$741,485
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	878,783
		2,784,085
Wisconsin (6.1%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,701
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	617,897
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	259,125
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	634,554
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	954,915
		2,487,192
Total Municipal Bonds		38,820,679
Investments in Affiliates (3.2%)
1,283,929	Cavanal Hill Tax-Free Money Market Fund, Institutional Class	1,283,929
Total Investments in Affiliates		1,283,929
Total Investments (Cost $38,721,088)(b) — 99.0%		40,104,608
Other assets in excess of liabilities — 1.0%		422,005
Net Assets — 100.0%		$40,526,613

(a)	Security was fair valued at November 30, 2010, using procedures approved by the Board of Trustees.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CCLIA	College Construction Loan Insurance Association
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (4.1%)
$64,153	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$63,776
1,063,641	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35(a)(b)(c)	7,977
210,049	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	215,518
56,742	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	53,478
24,420	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	23,423
514,529	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(b)	487,975
161,086	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	153,254
77,167	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.47%, 1/15/34(b)	49,847
840,693	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.13%, 11/25/34(b)	299,424
13,895	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	13,938
247,102	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.97%, 9/25/33(b)	109,833
648,033	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	430,487
102,407	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	89,656
207,027	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33(b)	194,291
628,579	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	483,560
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(b)	363,062
2,640,843	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.74%, 8/5/36(a)(b)(c)	13,204

Total Asset Backed Securities		3,052,703

Mortgage Backed Securities (43.2%)
46,412	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	46,304
178,065	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.67%, 3/25/35(b)	173,204
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.10%, 5/25/35(b)	60,229
781,415	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35(b)	791,480
522,404	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(b)	342,410
188,197	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	183,205
18,029	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	18,393
254,144	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	253,497
45,918	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.75%, 6/25/34(b)	43,260
95,302	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.92%, 7/25/33(b)	93,426
59,654	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.11%, 9/25/33(b)	58,724
95,240	Bank of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	97,652
75,932	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 5.31%, 2/25/36(b)	60,187
14,668	Bank of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	14,688
68,251	Bank of America Mortgage Securities, Series 2005-2, Class 1A6, 5.50%, 3/25/35	68,747
47,909	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 5.85%, 11/20/36(b)	40,185
65,399	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.56%, 10/25/35(b)	57,583
204,253	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.92%, 10/25/36(b)	125,944
30,048	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.94%, 9/25/34(b)	22,958
67,009	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.00%, 1/25/35(b)	62,956
363,777	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 4.92%, 2/25/36(b)	189,620
27,645	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.32%, 7/25/35(b)	19,417

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$216,459	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 7.06%, 3/25/31(b)	$224,722
267,781	Chase Mortgage Finance Corp., Series 2004-S2, Class 2A9, 5.00%, 2/25/34	269,455
56,789	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	58,967
5,528	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	5,523
224,820	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	226,726
231,373	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.86%, 7/25/37(b)	224,341
69,418	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	62,011
29,171	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	29,662
73,036	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	72,821
110,592	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	83,019
124,633	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.92%, 8/25/35(b)	119,543
917,808	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(d)	918,309
6,875	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	7,010
14,655	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	15,133
190,970	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	198,048
397,902	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	407,667
56,429	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	56,542
2,404	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	2,408
77,121	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.66%, 7/20/35(b)	45,633
295,544	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	295,835
36,135	Countrywide Alternative Loan Trust, Series 2004-30CB, Class 1A2, 4.25%, 2/25/35	35,364
40,390	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	40,807
99,684	Countrywide Alternative Loan Trust, Series 2004-1T1, Class A2, 5.50%, 2/25/34	100,193
193,903	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	195,514
111,807	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	112,222
167,255	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	141,932
86,389	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	65,892
82,992	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	50,622
40,376	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	39,888
80,097	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	62,993
78,136	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	66,931
462,667	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	333,374
182,461	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	154,644
222,572	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.95%, 8/25/34(b)	187,365
69,776	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.08%, 2/19/34(b)	67,122
1,862	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.29%, 9/25/33(b)	1,515
45,136	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.49%, 2/25/34(b)	43,239
32,560	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	32,626
566,284	Countrywide Home Loans, Series 2004-13, Class 2A1, 5.00%, 8/25/34	572,592
100,527	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	98,510

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$46,795	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	$46,928
182,685	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	100,888
263,523	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.80%, 11/25/32(b)	60,784
183,370	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.92%, 11/25/34(b)	182,742
47,837	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 2.96%, 2/25/33(b)	47,496
38,130	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	39,641
582,769	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	596,046
76,483	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	72,235
12,939	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	13,352
9,714	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 2A1, 5.50%, 12/25/33	9,714
12,485	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	11,485
19,656	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	19,655
167,599	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	172,279
199,797	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	203,886
76,238	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	78,631
230,283	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	118,211
129,148	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	132,550
972,234	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.43%, 6/26/37(b)(d)	976,028
7,911	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.35%, 10/25/36(b)	2,704
1,123,596	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	1,065,119
79,227	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(b)	74,804
26,987	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(b)	15,523
20,761	Fannie Mae, 2.48%, 6/1/19, Pool # 91574(b)	21,531
172,853	Fannie Mae, 2.51%, 1/1/35, Pool # 805386(b)	178,824
47,164	Fannie Mae, 2.54%, 6/1/32, Pool # 725286(b)	49,375
63,664	Fannie Mae, 2.60%, 12/1/22, Pool # 303247(b)	64,158
80,607	Fannie Mae, 2.67%, 2/1/30, Pool # 556998(b)	84,155
59,074	Fannie Mae, 3.13%, 7/1/27, Pool # 123496(b)	59,910
27,262	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	27,641
12,030	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	12,661
29,469	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	30,239
2,954	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	3,000
132,410	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	132,102
113,624	Fannie Mae, 5.74%, 7/1/36, Pool # 805386(b)	121,453
3,294	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	3,304
19,823	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	21,867
142,191	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	145,606
3,677	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	3,776
31,768	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	32,336
50,905	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(b)	53,946

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$971	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	$1,107
9,610	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	10,305
3,856	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	3,854
3,845	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	4,602
18,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	21,541
4,670	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	4,880
53,871	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(b)	57,477
66,544	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.55%, 9/25/34(b)	61,237
70,658	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	70,671
239,402	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	179,508
125,627	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	100,537
61,185	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.88%, 10/25/35(b)	49,432
175,615	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	179,841
54,281	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	55,925
143,591	First Horizon Mortgage Pass-Through Trust, Series 2004-2, Class 1A4, 5.00%, 5/25/34	143,757
7,454	Freddie Mac, 1.88%, 3/1/17, Pool # 350044(b)	7,503
13,926	Freddie Mac, Series 1228, Class M, 1.91%, 3/15/22(b)	14,042
20,699	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	21,151
20,691	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	21,197
29,612	Freddie Mac, 5.78%, 4/1/36, Pool # 1N0148(b)	31,142
13,362	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	14,070
39,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	43,088
6,621	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	7,237
25,274	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	25,314
4,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	4,144
6,418	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	6,416
14,744	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	16,668
3,335	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	3,920
10,372	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	10,370
4,823	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	5,268
4,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	4,703
13,791	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	16,448
8,780	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	10,471
452,700	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.20%, 11/19/35(b)	407,321
7,633	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	7,626
119,978	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A1, 5.25%, 1/25/35	119,936
28,683	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	28,909
51,881	Government National Mortgage Assoc., 1.88%, 5/20/34, Pool # 80916(b)	52,993
22,063	Government National Mortgage Assoc., 3.00%, 11/20/29, Pool # 876947(b)	22,738
12,511	Government National Mortgage Assoc., 3.13%, 12/20/18, Pool # 8437(b)	12,903
9,656	Government National Mortgage Assoc., 3.13%, 12/20/21, Pool # 8889(b)	9,959
10,056	Government National Mortgage Assoc., 3.13%, 12/20/27, Pool # 80141(b)	10,372
9,833	Government National Mortgage Assoc., 3.25%, 3/20/29, Pool # 80263(b)	10,153
18,319	Government National Mortgage Assoc., 3.38%, 1/20/23, Pool # 8123(b)	18,929
16,054	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool # 8580(b)	16,588
20,871	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool # 8585(b)	21,566
8,863	Government National Mortgage Assoc., 3.38%, 3/20/26, Pool # 8832(b)	9,159

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$7,037	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool # 8103(b)	$7,280
4,710	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	4,718
328	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool # 414856	371
385	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool # 1655	434
483	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool # 2320	546
877	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool # 376439	1,012
235,909	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.88%, 11/25/35(b)	205,709
156,216	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.53%, 4/25/35(b)	115,428
172,148	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	171,087
230,736	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	235,950
62,041	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	61,998
151,730	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	141,754
20,139	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	20,531
284,227	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.05%, 1/19/35(b)	135,974
79,765	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.27%, 12/19/35(b)	59,354
212,666	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.65%, 8/25/34(b)	184,662
47,789	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.97%, 8/25/34(b)	32,183
21,672	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 3.05%, 10/25/34(b)	19,944
248,107	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 5.23%, 9/25/36(b)	184,355
136,090	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 5.55%, 8/25/36(b)	69,061
92,546	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.56%, 7/25/36(b)	76,972
58,258	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 3.14%, 9/25/35(b)	52,944
50,000	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 3.23%, 10/25/35(b)	45,336
27,623	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.90%, 8/25/36(b)	22,346
336,672	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.75%, 12/25/36(b)	44,033
51,638	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.16%, 7/25/35(b)	49,828
58,525	JPMorgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	58,909
376,368	JPMorgan ReRemic, Series 2009-5, Class 2A1, 5.16%, 1/26/37(b)(d)	360,584
427,600	JPMorgan ReRemic, Series 2009-7, Class 12A1, 5.66%, 1/27/47(b)(d)	427,751
440,788	JPMorgan ReRemic, Series 2009-7, Class 8A1, 6.25%, 1/27/37(b)(d)	446,959
44,649	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	42,651
75,598	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	61,705
80,377	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 2.83%, 4/21/34(b)	77,640
129,994	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	132,103
381,568	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	396,970
427,287	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	420,411
15,981	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	16,153
771,505	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	793,114
54,344	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	55,463
16,653	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	15,752

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$127,049	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	$129,255
286,972	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	293,114
160,216	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	166,039
13,272	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	13,187
68,678	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	70,530
81,372	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	83,345
69,127	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.21%, 9/25/17(b)	70,934
65,629	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.91%, 7/25/34(b)	61,215
8,332	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 2.89%, 2/25/34(b)	8,066
93,854	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.33%, 12/25/34(b)	91,182
194,263	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.79%, 8/25/34(b)	177,017
113,671	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.95%, 8/25/34(b)	100,506
110,269	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.08%, 8/25/35(b)	77,959
618,863	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(b)	315,486
240,715	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	246,068
136,394	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	138,644
85,201	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	85,078
104,541	RAAC, Series 2004-SP2, Class A1, 5.97%, 1/25/17(b)	107,260
245,507	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.70%, 9/25/34(b)	246,085
115,764	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	116,657
627,976	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	641,482
128,148	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	133,357
45,185	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	44,948
91,127	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	90,113
75,689	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.83%, 1/25/36(b)	42,252
176,153	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	111,309
81,180	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	82,207
57,970	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	59,681
13,932	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	14,036
28,259	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	28,500
62,789	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	63,667
72,451	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	72,456
99,057	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	59,531
139,897	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	115,167
16,633	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	16,927
236,005	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	239,982
131,970	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	131,080
143,419	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	137,331
113,276	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	116,474

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$178,578	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.58%, 6/25/34(b)	$168,507
126,388	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.73%, 11/25/34(b)	101,346
140,185	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.77%, 12/25/34(b)	112,409
10,033	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.80%, 2/25/34(b)	9,466
650,584	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.81%, 4/25/34(b)	552,913
71,109	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 3.60%, 12/25/35(b)	54,769
71,031	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.64%, 12/27/35(b)	42,603
392,912	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	403,770
98,496	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.56%, 7/25/33(b)	90,304
215,661	Structured Asset Securities Corp., Series 2003-14, Class 1A3, 5.50%, 5/25/33	221,481
200,414	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	204,768
913,855	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	923,840
360,715	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(b)	330,415
354,727	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	364,430
77,635	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	77,231
3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	1,862
450,423	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	324,881
52,761	Washington Mutual, Series 2004-AR3, Class A2, 2.71%, 6/25/34(b)	50,734
138,001	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	138,117
57,248	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	58,460
58,286	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	60,482
7,954	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	8,157
14,401	Washington Mutual, Series 2006-AR8, Class 1A1, 5.73%, 8/25/46(b)	12,905
529,998	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	541,918
42,988	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.67%, 7/25/44(b)	33,938
170,929	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 2.72%, 10/25/35(b)	162,835
506,308	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.49%, 11/25/36(b)	466,183
89,973	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.87%, 9/25/36(b)	82,183
302,241	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	310,691
62,860	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS7, Class 2A1, 5.50%, 10/25/17	64,598
56,899	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	58,157
116,311	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	100,650
213,311	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.86%, 2/25/35(b)	194,914
43,395	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.87%, 5/25/35(b)	41,213
128,057	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.91%, 10/25/35(b)	127,566

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$34,844	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.91%, 4/25/36(b)	$32,382
45,484	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.95%, 7/25/34(b)	45,511
36,222	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.98%, 12/25/34(b)	35,812
82,045	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.53%, 6/25/34(b)	80,855
70,064	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	71,313

Total Mortgage Backed Securities		32,407,023

Corporate Bonds (15.2%)
Diversified Financial Services (3.6%)
485,000	Charles Schwab Corp., 4.95%, 6/1/14	536,481
350,000	General Electric Capital Corp., 4.15%, 5/15/12	359,664
1,600,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	1,788,626

		2,684,771

Electric Integrated (1.6%)
1,215,000	Old Dominion Electric Cooperative, Series A, 6.25%, 6/1/11	1,247,781

Financial Services (8.2%)
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	311,478
1,000,000	Citigroup, Inc., 5.10%, 9/29/11	1,034,090
750,000	Citigroup, Inc., 5.85%, 7/2/13	812,416
1,500,000	I-Preferred Term Securities IV, 1.04%, 6/24/34, Continuously Callable @ 100(b)(d)	825,000
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12(e)	432,500
1,068,000	Morgan Stanley, Series C, 3.49%, 11/1/13, MTN(b)	1,095,384
500,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(c)*	506,149
500,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	544,375
500,000	Preferred Term Securities IX, 2.09%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	84,375
303,584	Preferred Term Securities V, 2.39%, 4/3/32, Continuously Callable @ 100(b)(d)	304
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	122
486,400	Trains 10-2002, 6.27%, 1/15/12(b)(d)	500,622

		6,146,815

Insurance (1.3%)
500,000	Jackson National Life Global, 5.38%, 5/8/13(d)	539,496
350,000	MetLife, Inc., 6.75%, 6/1/16	410,670

		950,166

Telecommunications-Services & Equipment (0.5%)
350,000	AT&T Mobility LLC, 6.50%, 12/15/11	370,822

Total Corporate Bonds		11,400,355

U.S. Government Agency Securities (7.1%)
	Fannie Mae
2,039,000	1.00%, 11/23/15, Callable 11/23/11 @ 100(f)*	2,040,666
750,000	1.50%, 7/13/15, Callable 1/13/11 @ 100(f)*	751,047
	Fannie Mae Strips
1,000,000	12.14%, 11/15/16(g)	860,758
	Freddie Mac
650,000	1.00%, 9/30/15, Callable 3/30/11 @ 100, MTN(f)*	650,893
1,000,000	1.25%, 8/25/15, Callable 2/25/11 @ 100, MTN(f)*	1,001,939

Total U.S. Government Agency Securities		5,305,303

U.S. Treasury Obligations (25.0%)
	U.S. Treasury Notes
2,500,000	0.38%, 8/31/12	2,497,755
2,000,000	0.88%, 5/31/11	2,006,484
1,000,000	0.88%, 1/31/12	1,006,211
3,000,000	0.88%, 2/29/12	3,019,920
3,000,000	1.00%, 4/30/12	3,026,940
6,250,000	1.25%, 9/30/15	6,205,569
1,000,000	1.38%, 3/15/13	1,018,980

Total U.S. Treasury Obligations		18,781,859

Investments in Affiliates (4.8%)
3,592,293	Cavanal Hill Cash Management Fund, Institutional Class	3,592,293

Total Investments in Affiliates		3,592,293

Total Investments (Cost $84,294,633)(h) — 99.4%		74,539,536

Other assets in excess of liabilities — 0.6%		467,677

Net Assets — 100.0%		$75,007,213

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2010.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2010.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Concluded
November 30, 2010
(Unaudited)

(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2010.
(g)	Rate represents the effective yield at purchase.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

GMTN	Global Medium Term Note
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.5%)
$36,354	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$36,140
666,867	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.44%, 12/23/37(a)(b)(c)	6,669
820,640	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	8,206
39,720	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	37,434
75,626	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	74,647
164,734	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.97%, 9/25/33(b)	73,222
377,147	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	290,136
2,200,702	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.74%, 8/5/36(a)(b)(c)	11,004
Total Asset Backed Securities		537,458
Mortgage Backed Securities (48.3%)
146,052	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(b)	138,626
91,904	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	87,102
41,847	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.24%, 11/20/34(b)	35,929
79,887	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	82,715
99,755	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	102,817
93,235	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.17%, 11/25/34(b)	82,287
82,367	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.92%, 10/25/33(b)	84,825
18,930	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	19,656
118,319	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	115,598
190,643	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	174,424
82,018	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	81,960
40,533	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	35,269
19,550	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	20,091
97,385	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	100,269
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	105,252
104,263	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	103,602
314,451	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	190,578
275,815	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	71,101
144,443	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	149,727
53,386	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	52,777
243,509	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	175,460
90,424	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	93,198
123,651	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.95%, 8/25/34(b)	104,091
156,098	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	162,230
96,329	Countrywide Home Loans, Series 2004-2, Class 2A1, 4.97%, 2/25/34(b)	96,012
71,365	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	69,944
67,022	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	60,589
64,285	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	66,800
57,837	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	59,203
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	71,931

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$99,364	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	$102,153
143,719	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	149,890
52,371	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	53,443
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	135,203
3,499	Fannie Mae, Series 1992-45, Class F, 2.17%, 4/25/22(b)	3,686
20,953	Fannie Mae, 2.77%, 9/1/33, Pool #739372(b)	21,905
18,140	Fannie Mae, 2.88%, 7/1/23, Pool #224951(b)	19,021
6,237	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	6,447
12,169	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	12,324
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	35,841
36,968	Fannie Mae, 5.45%, 1/1/37, Pool #906675(b)	38,371
93	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	100
24,402	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	27,145
1,591	Fannie Mae, 6.00%, 4/1/35, Pool #735503	1,754
16,066	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	18,081
10,657	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	12,060
40,268	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100*	47,334
2,848	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	3,408
15,336	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	18,564
11,302	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	13,681
1,778	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	2,056
8,736	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	10,869
3,095	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	3,768
2,908	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	3,398
1,344	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,573
54,772	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	54,954
1,445	Freddie Mac, Series 1227, Class P, 2.27%, 3/15/22(b)	1,523
97,681	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	104,732
17,130	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	17,482
84,402	Freddie Mac, 5.23%, 8/1/34, Pool #755230(b)	88,368
4,525	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	5,059
25,441	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	27,471
26,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	28,800
38,121	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	39,740
14,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	15,500
22,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	24,306
18,917	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	20,676
17,124	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	20,132
16,633	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	18,734
13,097	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	13,973
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	18,515
6,318	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	7,512
13,558	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	13,629
5,343	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	6,372
21,672	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	25,854
32,643	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	38,934
4,152	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	4,161
7,748	Freddie Mac, 9.00%, 5/1/16, Pool #170164	8,669
6,828	Freddie Mac, 9.00%, 6/1/16, Pool #170171	7,639
9,019	Freddie Mac, 9.00%, 9/1/16, Pool #170192	10,116
5,631	Freddie Mac, 9.50%, 6/1/16, Pool #274005	5,716
6,026	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	6,164
13,785	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	14,377

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$10,182	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	$11,708
408	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	461
6,903	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	7,634
3,049	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	3,082
6,258	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	7,349
2,112	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,479
483	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	570
1,216	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,425
4,448	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	5,246
21,212	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	25,017
26,293	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	31,117
1,031	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,203
32,003	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	32,856
4,630	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	4,628
72,569	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.69%, 4/25/37(b)	48,976
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.14%, 9/25/35(b)	542,310
355,000	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.01%, 2/25/35(b)	357,150
130,000	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.26%, 10/25/36(b)	97,784
45,908	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.74%, 4/25/36(b)	42,638
66,215	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	68,308
80,093	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	83,326
79,843	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	81,892
128,708	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	132,896
89,523	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	90,134
207,717	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	204,505
29,201	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	28,828
74,147	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	75,383
106,951	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	108,440
46,603	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	47,860
73,526	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(b)	74,049
133,394	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	134,992
178,974	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	144,832
265,563	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	186,286
161,212	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(b)	133,852
145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	82,805
87,037	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(b)	84,426
19,612	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	20,356
104,541	RAAC, Series 2004-SP2, Class A1, 5.97%, 1/25/17(b)	107,260
69,327	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	70,472
94,763	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	94,137

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$27,946	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	$27,635
77,691	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	70,475
86,076	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	79,956
213,793	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	211,128
53,552	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	55,037
64,607	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	39,368
103,504	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	68,980
215,318	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	200,158
41,399	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	41,978
152,893	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	131,939
220,421	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	172,098
48,982	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	48,981
47,017	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	47,459
34,311	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	35,264
48,752	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	50,099
93,587	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	96,232
1,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	986
20,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	19,692
47,058	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	48,804
861	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	861
230,354	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.94%, 3/25/34(b)	230,905
49,281	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	53,102
225,211	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	162,440
124,767	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	128,956
22,615	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	23,362
81,289	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	83,684
5,693	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	5,920
182,593	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	136,138
61,471	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	63,123
21,377	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.85%, 5/25/34(b)	21,831
100,675	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	104,550
267,427	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	263,364
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	123,662
Total Mortgage Backed Securities		10,312,085
Corporate Bonds (25.5%)
Diversified Financial Services (0.5%)
100,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	111,789
Diversified Manufacturing Operations (5.1%)
1,000,000	General Electric Co., 5.25%, 12/6/17	1,094,298
Financial Services (15.2%)
1,000,000	American General Finance, 6.90%, 12/15/17	792,500
100,000	Bank of America Corp., 6.50%, 8/1/16	108,599
225,000	Citigroup, Inc., 5.85%, 7/2/13	243,725
500,000	I-Preferred Term Securities, 2.39%, 12/11/32, Continuously Callable @ 100(a)(b)	187,500
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(c)	483,450
225,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(e)*	227,767

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded
November 30, 2010
(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$225,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	$244,969
500,000	Preferred Term Securities IX, 2.09%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	84,375
500,000	Preferred Term Securities XI, 1.89%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	90,000
973,987	Preferred Term Securities XX, 0.74%, 3/22/38, Callable 12/22/10 @ 100(b)(d)*	374,985
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	122
1,077,368	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(b)(d)*	140,058
256,000	Trains 10-2002, 6.27%, 1/15/12(b)(d)	263,485
		3,241,535
Insurance (1.1%)
200,000	MetLife, Inc., 6.75%, 6/1/16	234,669
Security Brokers & Dealers (3.4%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	321,041
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	390,731
		711,882
Telecommunications (0.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/10/11 @ 101.27*	49,542
Total Corporate Bonds		5,443,715
Taxable Municipal Bonds (5.1%)
Georgia (4.7%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/9/10 @ 100, Insured by: AGM*	1,001,100
Wisconsin (0.4%)
85,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 1/7/11 @ 100, Enhanced by: LOC*	85,309
Total Taxable Municipal Bonds		1,086,409
U.S. Government Agency Securities (7.4%)
1,000,000	Fannie Mae Strips, 12.14%, 11/15/16(g)	860,758
175,000	Federal Home Loan Bank, 1.00%, 9/16/20, Callable 9/16/11 @ 100(e)*	175,708
550,000	Freddie Mac, 1.25%, 8/25/15, Callable 2/25/11 @ 100, MTN(e)*	551,066
Total U.S. Government Agency Securities		1,587,532
U.S. Treasury Obligations (7.5%)
	U.S. Treasury Notes
200,000	1.25%, 9/30/15	198,578
200,000	1.38%, 3/15/13	203,796
200,000	2.13%, 5/31/15	207,296
550,000	2.75%, 2/15/19	563,191
400,000	3.63%, 2/15/20	432,219
Total U.S. Treasury Obligations		1,605,080
Investments in Affiliates (4.0%)
848,427	Cavanal Hill Cash Management Fund, Institutional Class	848,427
Total Investments in Affiliates		848,427
Total Investments (Cost$28,770,452)(h) — 100.3%		21,420,706
Liabilities in excess of other assets — (0.3)%		(68,663)
Net Assets — 100.0%		$21,352,043

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2010.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2010.
(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
AGM	Assured Guaranty Municipal Corp.
GMTN	Global Medium Term Note
GO	General Obligation
LOC	Letter of Credit
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.5%)
$34,215	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$34,014
512,974	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.44%, 12/23/37(a)(b)(c)	5,130
820,640	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	8,206
28,371	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	26,739
143,690	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	141,829
306,895	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(b)	295,503
1,100,351	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.74%, 8/5/36(a)(b)(c)	5,502
Total Asset Backed Securities		516,923
Mortgage Backed Securities (44.4%)
63,289	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	65,517
89,016	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	85,526
98,401	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	70,006
95,000	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	91,500
3,730	Bank of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	3,725
29,663	Bank of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	29,767
192,104	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	182,511
158,661	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.34%, 11/25/36(b)	100,262
123,715	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34(b)	124,973
3,188	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	3,133
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	33,441
185,176	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	191,996
18,317	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	18,338
4,870	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	4,841
487,849	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36(b)	390,985
114,386	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	104,655
78,406	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	57,313
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	12,059
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	85,943
223,048	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	222,890
97,002	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	35,131
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	185,469
701,367	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	483,782
51,941	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	53,202
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	63,648
707,268	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	442,364
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	342,291
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	232,851
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	252,502
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	105,797
6,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	5,942
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	110,968
59,411	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	58,167

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$26,394	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	$27,868
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	10,085
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	21,501
243,629	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	191,564
102,092	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	97,428
68,861	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	70,090
76,553	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	78,613
591,539	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	487,962
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	78,206
300,280	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	203,158
91,006	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	83,226
38,271	Fannie Mae, 2.63%, 12/1/27, Pool #422279(b)	40,107
5,096	Fannie Mae, 4.50%, 5/1/19, Pool #761398	5,445
2,104	Fannie Mae, 5.00%, 3/1/18, Pool #688031	2,260
7,314	Fannie Mae, 5.00%, 8/1/33, Pool #730856	7,794
6,015	Fannie Mae, 5.00%, 7/1/35, Pool #832198	6,398
122,933	Fannie Mae, 5.15%, 2/1/33, Pool #683235(b)	130,283
4,221	Fannie Mae, 5.50%, 2/1/33, Pool #683351	4,571
1,879	Fannie Mae, 5.50%, 9/1/34, Pool #725773	2,032
44,681	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	50,027
31,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	34,092
53,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	59,684
63,572	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	75,044
4,342	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	4,591
39,143	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	47,381
166,186	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.27%, 8/25/42(b)	174,966
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(b)	48,585
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	324,059
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	82,007
1,525	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	1,570
41,700	Freddie Mac, 2.50%, 4/1/24, Pool #409624(b)	43,540
97,681	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	104,732
54,109	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	55,068
3,639	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	3,638
25,422	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	28,383
21,696	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	23,497
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	71,722
3,113	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	3,394
14,188	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	15,507
96,457	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	100,527
27,253	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	28,818
10,799	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	12,057
7,834	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	8,838
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	144,085
22,884	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	27,300
1,049	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	1,264
16,580	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(b)	16,502
150,095	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	151,618
16,810	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	19,240

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$32,876	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	$37,917
22,385	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	25,784
3,246	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	3,245
19,408	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	21,354
531	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	629
7,936	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	9,312
19,850	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	19,836
310,738	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(b)	283,468
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.15%, 8/25/35(b)	704,766
150,086	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.68%, 4/25/36(b)	144,428
54,397	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.83%, 6/25/36(b)	49,318
97,368	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	94,248
182,144	JPMorgan ReRemic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	184,694
56,563	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	57,361
164,992	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	172,129
202,515	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	190,431
397,524	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	397,853
191,439	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	193,503
259,647	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	255,632
89,523	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	90,134
110,888	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	108,830
23,678	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	23,826
67,843	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	69,242
8,631	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	8,641
81,534	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	83,325
27,178	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	28,054
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	219,080
47,781	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	48,309
121,662	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.18%, 4/25/29(b)	118,110
167,349	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	169,353
34,737	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	35,937
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	454,203
639,083	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	641,150
92,296	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	56,240
27,600	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	27,985
741,063	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	594,823
341,366	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	281,243
50,505	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	50,557
40,667	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.66%, 6/25/36(b)	34,544
259,267	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	241,946

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$40,367	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	$39,417
188,232	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	193,955
7,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	6,905
118,228	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	121,584
71,737	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	20,817
112,606	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	81,220
712,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	588,646
54,500	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	57,779
10,796	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	10,614
12,261	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	12,750
84,646	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	88,057
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	83,057
105,466	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	109,090
Total Mortgage Backed Securities		15,207,153
Corporate Bonds (22.6%)
Diversified Financial Services (2.4%)
750,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	838,418
Diversified Manufacturing Operations (2.4%)
750,000	General Electric Co., 5.25%, 12/6/17	820,724
Financial Services (10.1%)
500,000	American General Finance, 6.90%, 12/15/17	396,250
100,000	American International Group, Inc., 4.25%, 5/15/13(d)	102,000
100,000	Bank of America Corp., 6.50%, 8/1/16	108,599
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	103,826
200,000	Citigroup, Inc., 5.13%, 5/5/14	214,203
545,000	General Electric Capital Corp., 5.45%, 1/15/13	588,932
500,000	I-Preferred Term Securities, 2.39%, 12/11/32, Continuously Callable @ 100(a)(b)	187,500
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(d)	725,175
250,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(e)*	253,075
250,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	272,188
1,000,000	Preferred Term Securities IX, 2.09%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	168,750
500,000	Preferred Term Securities XI, 1.89%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	90,000
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	61
256,000	Trains 10-2002, 6.81%, 1/15/12(b)(d)	263,485
		3,474,044
Insurance (0.6%)
175,000	MetLife, Inc., 6.75%, 6/1/16	205,335
Security Brokers & Dealers (3.8%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	535,068
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	749,347
		1,284,485
Telecommunications (0.8%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/10/11 @ 101.27*	133,764
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/10/11 @ 101.27*	124,847
		258,611
Telecommunications-Services & Equipment (2.5%)
500,000	AT&T Mobility LLC, 6.50%, 12/15/11	529,746

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2010
(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Telecommunications-Services & Equipment, continued:
$250,000	Verizon Communications, 8.75%, 11/1/18	$337,220
		866,966
Total Corporate Bonds		7,748,583
Taxable Municipal Bonds (4.7%)
Georgia (2.9%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/9/10 @ 100, Insured by: AGM*	1,001,100
Missouri (1.5%)
75,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	75,829
425,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA/FNMA/FHLMC*	421,192
		497,021
Wisconsin (0.3%)
105,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 1/7/11 @ 100, Enhanced by: LOC*	105,381
Total Taxable Municipal Bonds		1,603,502
U.S. Government Agency Securities (7.4%)
	Fannie Mae
500,000	1.50%, 7/13/15, Callable 1/13/11 @ 100(e)*	500,698
300,000	1.63%, 10/26/15	299,641
	Fannie Mae Strips
500,000	12.14%, 11/15/16(g)	430,379
	Federal Home Loan Bank
500,000	1.00%, 6/30/15, Callable 6/30/11
	@ 100(e)*	501,415
260,000	1.00%, 9/16/20, Callable 9/16/11
	@ 100(e)*	261,051
	Freddie Mac
550,000	1.25%, 8/25/15, Callable 2/25/11
	@ 100, MTN(e)*	551,066
Total U.S. Government Agency Securities		2,544,250
U.S. Treasury Obligations (14.6%)
	U.S. Treasury Notes
1,000,000	1.00%, 4/30/12	1,008,980
250,000	1.25%, 8/31/15	248,574
1,200,000	1.25%, 9/30/15	1,191,469
500,000	1.25%, 10/31/15	495,625
1,000,000	1.38%, 5/15/13	1,019,690
500,000	2.75%, 2/15/19	511,992
500,000	3.63%, 2/15/20	540,274
Total U.S. Treasury Obligations		5,016,604
Investments in Affiliates (4.1%)
1,405,380	Cavanal Hill Cash Management Fund, Institutional Class	1,405,380
Total Investments in Affiliates		1,405,380
Total Investments (Cost $39,112,823)(h) — 99.3%		34,042,395
Other assets in excess of liabilities — 0.7%		225,521
Net Assets — 100.0%		$34,267,916

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2010.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2010.
(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
FHLMC	Federal Home Loan Mortgage Corporation

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Concluded
November 30, 2010
(Unaudited)

FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LOC	Letter of Credit
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments

November 30, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks (49.9%)
Aerospace/Defense (0.0%)
912	Curtiss-Wright Corp.	$28,336

Agriculture (0.0%)
105	Bunge Ltd. ADR	6,386

Airlines (0.1%)
665	Alaska Air Group, Inc.(a)	36,575

Apparel / Footwear (0.4%)
14,433	Foot Locker, Inc.	272,351

Apparel Manufacturers (0.6%)
539	Columbia Sportswear Co.	29,990
1,435	NIKE, Inc., Class B	123,597
664	The Warnaco Group, Inc.(a)	35,756
2,560	VF Corp.	212,173

		401,516

Auto Manufacturers (0.2%)
7,061	Ford Motor Co.(a)	112,552

Auto Parts & Equipment (0.1%)
1,260	Johnson Controls, Inc.	45,914

Automotive Parts (0.4%)
4,657	Navistar International Corp.(a)	238,345
570	TRW Automotive Holdings Corp.(a)	27,070

		265,415

Banking (2.8%)
27,085	Bank of America Corp.	296,581
5,055	East West Bancorp, Inc.	87,654
3,620	First Horizon National Corp.(a)	34,643
11,911	First Niagara Financial Group, Inc.	147,518
6,830	Hudson City Bancorp, Inc.	77,521
1,170	Northern Trust Corp.	58,851
13,978	Peoples United Financial, Inc.	173,187
3,755	PNC Financial Services Group	202,207
2,152	Simmons First National Corp., Class A	62,516
1,375	State Street Corp.	59,400
20,412	TrustCo Bank Corp. NY	114,512
7,075	U.S. Bancorp	168,243
3,050	Washington Federal, Inc.	45,018
2,605	Wells Fargo & Co.	70,882
7,860	Zions Bancorp	152,877

		1,751,609

Beverages (0.3%)
1,075	Diageo PLC ADR	77,034
1,895	PepsiCo, Inc.	122,474

		199,508

Biotechnology (0.2%)
1,535	BioMarin Pharmaceutical, Inc.(a)	41,568
1,137	Life Technologies Corp.(a)	56,628
1,700	Talecris Biotherapeutics Holdings Corp.(a)	36,890

		135,086

Broadcasting/Cable (0.7%)
2,415	Cablevision Systems Corp., Class A	76,483
16,277	CBS Corp., Class B	274,105
1,825	Comcast Corp., Class A	36,500
1,030	Time Warner Cable, Inc.	63,386

		450,474

Building Materials (0.3%)
2,109	Apogee Enterprises, Inc.	23,726
1,625	Nucor Corp.	61,328
2,377	Vulcan Materials Co.	95,365

		180,419

Business Equipment & Services (0.4%)
1,341	Accenture PLC, Class A	58,092
235	Diebold, Inc.	7,384
725	FTI Consulting, Inc.(a)	25,839
2,410	Paychex, Inc.	68,781
1,505	Pitney Bowes, Inc.	33,020
810	WESCO International, Inc.(a)	38,653

		231,769

Chemicals (0.7%)
560	Cabot Corp.	20,048
1,689	E.I. du Pont de Nemours & Co.	79,366
405	Eastman Chemical Co.	31,513
7,110	Huntsman Corp.	109,991
365	International Flavors & Fragrances, Inc.	19,170
830	PPG Industries, Inc.	64,707
800	Praxair, Inc.	73,640
385	RPM International, Inc.	7,885

		406,320

Commercial Services (0.1%)
2,520	CoreLogic, Inc.	45,889
610	Jacobs Engineering Group, Inc.(a)	23,485
1,115	Total System Services, Inc.	16,826

		86,200

Computer Software & Services (0.8%)

265	Cognizant Technology Solutions Corp., Class A(a)	17,220
265	EMC Corp.(a)	5,695
460	FactSet Research Systems, Inc.	40,788
2,045	Liberty Media Corp., Class A(a)	31,616
190	Micros Systems, Inc.(a)	8,307
9,945	Microsoft Corp.	250,713
4,940	Oracle Corp.	133,577

		487,916

Computers & Peripherals (2.8%)
2,070	Apple Computer, Inc.(a)	644,081
21,202	Cisco Systems, Inc.(a)	406,230
3,470	Hewlett-Packard Co.	145,497
955	International Business Machines Corp.	135,094
970	Lexmark International, Inc., Class A(a)	35,153
6,181	NetApp, Inc.(a)	314,798
1,555	Teradata Corp.(a)	63,895

		1,744,748

Construction (0.2%)
3,175	Granite Construction, Inc.	80,550

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Construction, continued:
765	URS Corp.(a)	$30,248

		110,798

Consumer Products (1.1%)
2,410	Alberto-Culver Co.	89,652
4,012	Avon Products, Inc.	114,583
330	Church & Dwight Co., Inc.	21,533
2,161	JAKKS Pacific, Inc.(a)	41,599
14,580	Mattel, Inc.	376,747
920	The Estee Lauder Cos., Inc., Class A	68,926

		713,040

Distribution/Wholesale (0.1%)
335	Genuine Parts Co.	16,127
380	MSC Industrial Direct Co., Inc., Class A	22,853

		38,980

Diversified Financial Services (1.2%)
575	CME Group, Inc.	165,634
1,425	E*TRADE Financial Corp.(a)	21,019
2,720	NYSE Euronext	74,310
2,955	The Goldman Sachs Group, Inc.	461,394

		722,357

Diversified Manufacturing Operations (1.1%)
2,260	Danaher Corp.	97,745
1,130	Eaton Corp.	108,932
3,155	General Electric Co.	49,944
855	Leggett & Platt, Inc.	17,698
4,150	Packaging Corp. of America	106,447
2,995	Parker Hannifin Corp.	240,289
2,077	Textron, Inc.	46,442
195	Walter Energy, Inc.	20,015

		687,512

Drugs Wholesale (0.0%)
630	AmerisourceBergen Corp.	19,435

Electric Integrated (1.8%)
2,105	Consolidated Edison, Inc.	101,819
7,680	Duke Energy Corp.	134,784
7,643	FirstEnergy Corp.	268,346
445	Integrys Energy Group, Inc.	21,671
2,605	Northwestern Corp.	75,050
2,520	Pepco Holdings, Inc.	46,242
4,625	Progress Energy, Inc.	202,066
6,965	Southern Co.	262,720

		1,112,698

Electrical Components & Equipment (0.3%)
1,620	GrafTech International Ltd.(a)	31,752
7,410	Molex, Inc.	154,128

		185,880

Electronic Components/Instruments (1.1%)
1,930	Amphenol Corp., Class A	96,558
895	AVX Corp.	12,807
3,710	Emerson Electric Co.	204,310
2,095	FLIR Systems, Inc.(a)	56,157
430	Itron, Inc.(a)	24,411
2,265	Jabil Circuit, Inc.	34,224
1,471	L-3 Communications Holdings, Inc.	103,455
2,380	Thermo Fisher Scientific, Inc.(a)	121,047
4,320	Vishay Intertechnology, Inc.(a)	61,603

		714,572

Energy-Alternative Sources (0.1%)
1,155	Energizer Holdings, Inc.(a)	81,300

Engineering & Construction (0.1%)
2,315	Aecom Technology Corp.(a)	59,634
1,375	McDermott International, Inc.(a)	25,204

		84,838

Entertainment (0.3%)
1,632	DreamWorks Animation SKG, Inc.(a)	50,576
3,925	Regal Entertainment Group, Class A	52,987
4,300	World Wrestling Entertainment, Inc., Class A	60,286

		163,849

Finance-Investment Bank/Brokerage (0.1%)
2,725	Invesco Ltd.	59,241

Financial Services (1.7%)
510	Automatic Data Processing, Inc.	22,731
895	BlackRock, Inc.	145,885
810	Broadridge Financial Solutions, Inc.	16,678
673	Coinstar, Inc.(a)	43,368
8,105	Discover Financial Services	148,159
755	Federated Investors, Inc., Class B	17,901
4,930	Janus Capital Group, Inc.	51,469
2,330	Legg Mason, Inc.	76,005
5,180	Morgan Stanley	126,703
3,720	Ocwen Financial Corp.(a)	32,736
2,455	Raymond James Financial, Inc.	70,409
2,880	T. Rowe Price Group, Inc.	167,991
685	The NASDAQ OMX Group, Inc.(a)	14,700
1,240	Visa, Inc.	91,574
3,275	Western Union Co.	57,771

		1,084,080

Food Products & Services (0.9%)
4,695	Archer-Daniels-Midland Co.	136,108
1,969	Flowers Foods, Inc.	51,588
582	Ralcorp Holdings, Inc.(a)	36,037
3,622	Safeway, Inc.	83,270
8,122	Sysco Corp.	235,701

		542,704

Food-Miscellaneous/Diversified (0.4%)
4,965	H.J. Heinz Co.	239,660
380	Whole Foods Market, Inc.(a)	17,944

		257,604

Forest Products & Paper (0.2%)
1,430	Domtar Corp.	108,565

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2010

(Unaudited)

Shares	SecurityDescription	Value
Common Stocks, continued:
Forest Products & Paper, continued:
190	Plum Creek Timber Co., Inc.	$6,848

		115,413

Health Care (0.8%)
9,195	Cigna Corp.	338,468
2,165	Community Health Systems, Inc.(a)	68,977
2,625	Coventry Health Care, Inc.(a)	66,465
55	McKesson Corp.	3,514
430	Universal Health Services, Inc., Class B	17,682

		495,106

Healthcare-Products (0.2%)
1,490	Herbalife Ltd.	102,259

Healthcare-Services (0.3%)
2,830	Alere, Inc.(a)	90,305
1,125	Brookdale Senior Living, Inc.(a)	21,510
4,805	NutriSystem, Inc.	99,320

		211,135

Holding Companies (0.1%)
1,780	Impala Platinum Holdings Ltd. ADR	50,819

Home Furnishings (0.1%)
2,410	Tempur-Pedic International, Inc.(a)	84,615

Hotels (0.3%)
3,941	Orient-Express Hotels Ltd.(a)	45,597
820	Starwood Hotels & Resorts Worldwide, Inc.	46,609
3,205	Wyndham Worldwide Corp.	92,144

		184,350

Human Resources (0.2%)
860	Manpower, Inc.	48,435
1,755	Robert Half International, Inc.	48,649

		97,084

Insurance (1.6%)
1,230	Arthur J. Gallagher & Co.	34,539
725	Axis Capital Holdings Ltd.	25,622
2,305	Cincinnati Financial Corp.	69,484
165	Endurance Specialty Holdings Ltd.	7,278
5,030	Fidelity National Financial, Inc., Class A	67,905
3,247	Lincoln National Corp.	77,538
8,265	Marsh & McLennan Cos., Inc.	207,286
5,455	Old Republic International Corp.	69,060
330	PartnerRe Ltd.	25,575
2,720	The Chubb Corp.	155,067
475	The Hartford Financial Services Group, Inc.	10,574
1,840	The Travelers Cos., Inc.	99,342
1,180	Validus Holdings Ltd.	34,468
3,010	Willis Group Holdings PLC	95,808

		979,546

Internet (0.8%)
4,403	eBay, Inc.(a)	128,260
85	F5 Networks, Inc.(a)	11,210
685	Google, Inc., Class A(a)	380,661

		520,131

Leisure Time (0.1%)
845	Penn National Gaming, Inc.(a)	29,668
260	Royal Caribbean Cruises Ltd.(a)	10,465

		40,133

Machinery & Equipment (1.2%)
4,405	AGCO Corp.(a)	198,842
1,032	Babcock & Wilcox Co.(a)	25,067
1,370	Gardner Denver, Inc.	89,666
4,710	Kennametal, Inc.	159,292
490	Roper Industries, Inc.	35,481
1,133	Terex Corp.(a)	27,509
2,885	Timken Co.	125,671
1,485	United Technologies Corp.	111,776

		773,304

Machinery-Diversified (0.4%)
2,275	Pall Corp.	102,989
2,370	Teleflex, Inc.	118,358

		221,347

Media (0.0%)
175	News Corp., Class A	2,387
Medical Equipment & Supplies (0.8%)
1,250	Becton, Dickinson & Co.	97,413
670	Haemonetics Corp.(a)	39,389
4,491	Hologic, Inc.(a)	73,652
1,740	Johnson & Johnson	107,097
4,005	PerkinElmer, Inc.	93,317
1,580	Stryker Corp.	79,142

		490,010

Medical-Biotechnology (0.0%)
855	Pharmaceutical Product Development, Inc.	21,307

Metals (0.2%)
1,167	Allegheny Technologies, Inc.	60,334
1,005	Cliffs Natural Resources, Inc.	68,682

		129,016

Metals-Processing & Fabrication (0.6%)
4,855	AK Steel Holding Corp.	64,474
11,621	Alcoa, Inc.	152,468
7,390	Commercial Metals Co.	113,584
1,332	Shaw Group, Inc.(a)	42,691
840	Titanium Metals Corp.(a)	14,507

		387,724

Mining (0.0%)
235	Compass Minerals International, Inc.	19,411

Oil & Gas (0.0%)
805	Seahawk Drilling, Inc.(a)	6,545

Oil & Gas Exploration, Production and Services (2.0%)
1,150	Apache Corp.	123,786
2,820	Baker Hughes, Inc.	147,091
1,795	Cameron International Corp.(a)	86,357
1,630	Devon Energy Corp.	115,029
972	Forest Oil Corp.(a)	33,262

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2010

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
2,180	Halliburton Co.	$82,491
1,250	Helmerich & Payne, Inc.	56,700
1,100	Murphy Oil Corp.	74,272
2,516	Noble Corp.	85,343
3,198	Patterson-UTI Energy, Inc.	63,129
1,279	Sasol ADR	57,133
6,210	Southwestern Energy Co.(a)	224,802
1,090	Ultra Petroleum Corp.(a)	51,219
1,080	Valero Energy Corp.	21,038

		1,221,652

Oil-Integrated Companies (2.8%)
3,450	Chevron Corp.	279,346
6,020	ConocoPhillips	362,223
4,980	Exxon Mobil Corp.	346,409
8,455	Marathon Oil Corp.	282,989
1,650	Occidental Petroleum Corp.	145,481
3,340	Sunoco, Inc.	134,068
3,700	Total SA ADR	180,449

		1,730,965

Packaging & Containers (0.1%)
625	Bemis Co., Inc.	19,638
760	MeadWestvaco Corp.	18,878
245	Sonoco Products Co.	8,026

		46,542

Paper Products (0.2%)
1,305	Kimberly-Clark Corp.	80,767
1,985	Temple-Inland, Inc.	41,625

		122,392

Pharmaceuticals (1.9%)
4,350	Abbott Laboratories	202,318
8,082	Bristol-Myers Squibb Co.	203,990
1,485	Cephalon, Inc.(a)	94,283
1,220	Charles River Laboratories International, Inc.(a)	39,833
3,280	Eli Lilly & Co.	110,405
2,480	Endo Pharmaceuticals Holdings, Inc.(a)	89,305
927	Genzyme Corp.(a)	66,021
3,140	Merck & Co., Inc.	108,236
2,490	Perrigo Co.	149,997
2,720	Roche Holding AG ADR	93,622

		1,158,010

Pipelines (1.1%)
1,387	Magellan Midstream Partners LP	77,672
1,110	ONEOK Partners LP	87,923
690	ONEOK, Inc.	35,266
14,035	Spectra Energy Corp.	333,612
7,780	The Williams Cos., Inc.	177,462

		711,935

Printing & Publishing (0.2%)
1,790	R.R. Donnelley & Sons Co.	28,210
1,930	The McGraw-Hill Cos., Inc.	66,566

		94,776

Real Estate Investment Trusts (1.6%)
1,880	American Campus Communities, Inc.	59,107
2,310	Annaly Capital Management, Inc.	42,019
1,710	Apartment Investment & Management Co., Class A	41,245
1,410	Camden Property Trust	72,009
2,785	CommonWealth REIT	69,709
4,685	Duke Realty Corp.	52,144
720	Health Care REIT, Inc.	33,322
1,045	Hospitality Properties Trust	23,115
695	Jones Lang LaSalle, Inc.	55,475
950	Liberty Property Trust	29,773
7,895	MFA Financial, Inc.	64,344
905	Nationwide Health Properties, Inc.	32,625
400	ProLogis	5,204
395	Realty Income Corp.	13,450
8,910	Redwood Trust, Inc.	123,225
1,095	Senior Housing Properties Trust	24,451
1,775	SL Green Realty Corp.	116,085
3,360	Sovran Self Storage, Inc.	121,061

		978,363

Rental-Retail (0.1%)
2,258	Aaron’s, Inc.	45,070

Restaurants (0.5%)
1,490	Brinker International, Inc.	30,456
675	Darden Restaurants, Inc.	33,041
1,520	Jack In the Box, Inc.(a)	30,575
2,225	McDonald’s Corp.	174,217
1,315	Yum! Brands, Inc.	65,855

		334,144

Retail (2.9%)
1,690	Aeropostale, Inc.(a)	45,681
950	America’s Car-Mart, Inc.	24,101
5,360	American Eagle Outfitters, Inc.	88,440
4,885	Barnes & Noble, Inc.	68,488
3,640	Best Buy Co., Inc.	155,501
420	Big Lots, Inc.(a)	12,873
1,325	Cash America International, Inc.	47,965
3,035	Chico’s FAS, Inc.	36,572
5,555	CVS Corp.	172,205
1,747	Dollar Tree, Inc.(a)	95,998
7,499	Fred’s Inc., Class A	95,912
1,655	GameStop Corp., Class A(a)	32,968
850	Home Depot, Inc.	25,678
3,615	J.C. Penney Co., Inc.	120,271
2,625	Kohl’s Corp.(a)	148,102
1,675	Limited Brands, Inc.	56,397
3,490	Nordstrom, Inc.	149,372
19,588	SUPERVALU, Inc.	177,076
665	Target Corp.	37,865
410	The Gap, Inc.	8,758
4,505	Walgreen Co.	156,999
1,690	Williams-Sonoma, Inc.	56,226

		1,813,448

Savings & Loans (0.4%)
14,469	New York Community Bancorp, Inc.	243,079

Semiconductors (2.1%)
355	Altera Corp.	12,457

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2010

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
3,680	Applied Materials, Inc.	$45,742
1,620	Atmel Corp.(a)	16,832
8,220	Fairchild Semiconductor International, Inc.(a)	115,491
10,845	Intel Corp.	229,046
1,945	International Rectifier Corp.(a)	55,160
1,640	Lam Research Corp.(a)	74,341
5,555	Maxim Integrated Products, Inc.	129,154
4,889	Microchip Technology, Inc.	164,319
30,353	ON Semiconductor Corp.(a)	247,529
8,270	Teradyne, Inc.(a)	98,082
650	Varian Semiconductor Equipment Associates, Inc.(a)	20,495
2,925	Xilinx, Inc.	79,326

		1,287,974

Technology (0.1%)
604	Waters Corp.(a)	46,429

Telecommunications (1.3%)
1,085	ADTRAN, Inc.	33,787
5,995	AT&T, Inc.	166,601
6,945	CenturyTel, Inc.	298,566
1,015	NII Holdings, Inc.(a)	39,341
25,703	Sprint Nextel Corp.(a)	97,157
2,650	Telus Corp.	115,381
4,345	Windstream Corp.	56,659

		807,492

Telecommunications-Services & Equipment (0.6%)
80	Dolby Laboratories, Inc.(a)	5,063
6,615	QUALCOMM, Inc.	309,185
270	TW Telecom, Inc.(a)	4,450
2,825	Virgin Media, Inc.	71,981

		390,679

Tobacco & Tobacco Products (1.3%)
12,425	Altria Group, Inc.	298,200
2,090	Lorillard, Inc.	166,322
2,235	Philip Morris International, Inc.	127,149
6,910	Reynolds American, Inc.	213,796

		805,467

Transportation (0.1%)
905	Alexander & Baldwin, Inc.	31,756
905	Tidewater, Inc.	44,427

		76,183

Transportation & Shipping (1.0%)
2,395	Arkansas Best Corp.	59,001
1,285	FedEx Corp.	117,089
3,080	Frontline Ltd.	79,895
975	Norfolk Southern Corp.	58,666
20,925	Southwest Airlines Co.	278,721
455	Thor Industries, Inc.	13,436

		606,808

Utilities-Electric (0.2%)
3,715	Ameren Corp.	106,695
15	ITC Holdings Corp.	908

		107,603

Utilities-Natural Gas (0.0%)
600	Southern Union Co.	14,166

Waste Disposal (0.1%)
2,905	Republic Services, Inc.	81,747

Total Common Stocks		31,078,548

Asset Backed Securities (0.3%)
$10,692	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	10,629
7,093	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(b)	6,685
82,367	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.97%, 9/25/33(c)	36,611
113,170	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.18%, 4/25/29(c)	105,688
275,088	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.74%, 8/5/36(b)(c)(d)	1,375

Total Asset Backed Securities		160,988

Mortgage Backed Securities (16.0%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(c)	280,389
347,165	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	328,938
312,806	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	313,640
100,000	Bank of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	103,564
41,474	Bank of America Funding Corp., Series 2003-3, Class 1A33, 5.50%, 10/25/33	41,922
100,000	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	68,471
145,225	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	144,855
132,655	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	136,602
7,243	Bank of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	7,230
50,000	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	51,023

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2010

(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$52,707	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.11%, 9/25/34(c)	$22,750
555,033	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 4.91%, 4/25/37(c)	333,979
221,488	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	230,231
118,048	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.86%, 7/25/37(c)	114,460
258,494	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	172,014
123,451	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.13%, 5/25/35(c)	112,413
401,947	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	396,038
6,318	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	6,324
41,737	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	42,972
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	117,637
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	62,057
104,899	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A4, 5.50%, 8/25/34	104,986
73,222	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	23,365
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	38,643
350,683	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	241,891
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	22,358
25,516	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	24,831
164,417	Countrywide Home Loans, Series 2005-22, Class 2A1, 3.10%, 11/25/35(c)	128,118
15,618	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	14,827
91,746	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	91,323
146,178	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	114,939
262,407	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	250,420
211,264	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	174,272
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	29,876
487,556	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.97%, 5/26/37(c)(e)	505,968
74,885	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	51,820
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(c)	157,213
228,176	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	216,301
59,565	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	62,964
188,470	Fannie Mae, 4.50%, 4/1/35, Pool #814522	197,101
7,053	Fannie Mae, 5.00%, 3/1/18, Pool #681351	7,577
8,861	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	8,999
186,427	Fannie Mae, 5.50%, 10/1/35, Pool #838584	201,217
20,262	Fannie Mae, 6.00%, 5/1/35, Pool #357778	22,174
25,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	28,328
128,968	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	130,042
87,807	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	89,920
114,461	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A3, 5.79%, 8/25/37(c)	11,003
26,828	Freddie Mac, 2.05%, 6/1/28, Pool #605508(c)	27,428
130,698	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	139,601
10,094	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	10,185
13,089	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	14,030
11,670	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	12,510

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2010

(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$31,732	Freddie Mac, Series 2528, Class ME,5.25%, 5/15/30	$33,235
13,251	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	14,288
11,670	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	12,843
1,419	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	1,551
39,836	Freddie Mac, Series 2302, Class J,6.50%, 4/15/31	41,992
167,387	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	199,034
4,486	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	4,948
52,409	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	59,156
7,009	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	8,059
34,899	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	40,250
22,573	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	22,770
147,748	GSR Mortgage Loan Trust, 5.50%, 3/25/35	149,559
23,157	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	20,685
207,474	JPMorgan ReRemic, Series 2009-7, Class 5A1, 6.00%, 2/27/37(c)(e)	210,624
282,208	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	258,052
25,970	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	25,568
201,168	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	202,904
153,625	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	157,928
16,275	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	16,669
71,450	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	73,042
650,417	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(c)	526,338
153,461	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(c)	107,650
235,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(c)	134,201
74,980	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	70,655
46,148	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	28,120
86,914	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	87,720
24,275	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	24,256
197,617	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	158,620
97,533	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	80,355
290,797	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	241,166
11,111	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	11,121
200,537	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	187,550
60,022	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	62,441
350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	332,540
119,251	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	112,164

Total Mortgage Backed Securities		9,959,793

Corporate Bonds (9.0%)
Aerospace/Defense (0.9%)
500,000	Boeing Capital Corp.,6.50%, 2/15/12	534,115

Diversified Financial Services (1.8%)
250,000	Charles Schwab Corp., 4.95%, 6/1/14	276,537
750,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	838,418

		1,114,955

Diversified Manufacturing Operations (0.7%)
375,000	General Electric Co., 5.25%, 12/6/17	410,362

Financial Services (3.7%)
150,000	American General Finance, 6.90%, 12/15/17	118,875
750,000	Bank of America Corp., 6.50%, 8/1/16	814,495

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2010

(Unaudited)

Shares or Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$125,000	BP Capital Markets PLC, 3.63%, 5/8/14	$129,782
250,000	Citigroup, Inc., 5.50%, 4/11/13	267,974
375,000	Citigroup, Inc., 5.85%, 7/2/13	406,208
250,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(f)*	253,074
200,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	217,750
194,797	Preferred Term Securities XX, 0.74%, 3/22/38, Callable 12/22/10 @ 100(c)(e)*	74,997
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36(b)(d)	37
258,565	Regional Diversified Funding, 1.61%, 1/25/36(b)(c)(d)	1,644

		2,284,836

Insurance (0.4%)
250,000	Jackson National Life Global, 5.38%, 5/8/13(e)	269,748

Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15	217,675

Retail (0.5%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	289,335

Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	214,027
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(g)	35

		214,062

Telecommunications (0.4%)
250,000	AT&T, Inc., 6.25%, 3/15/11	254,142

Total Corporate Bonds		5,589,230

Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	158,268

Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	101,105

Total Taxable Municipal Bonds		259,373

U.S. Government Agency Securities (4.5%)
	Fannie Mae
500,000	1.50%, 7/13/15, Callable 1/13/11 @100(f)*	500,698
250,000	1.63%, 10/26/15	249,701
500,000	5.00%, 2/13/17	579,705
	Fannie Mae Strips
300,000	12.14%,11/15/16(h)	258,227
	Freddie Mac
150,000	1.00%, 9/30/15, Callable 3/30/11 @ 100, MTN(f)*	150,206
300,000	1.25%, 8/25/15, Callable 2/25/11 @100, MTN(f)*	300,582
600,000	2.50%, 1/7/14	629,233
125,000	5.00%, 6/15/28	128,866

Total U.S. Government Agency Securities		2,797,218

U.S. Treasury Obligations (8.5%)
	U.S. Treasury Notes
1,000,000	1.00%, 4/30/12	1,008,980
625,000	1.25%, 9/30/15	620,557
400,000	1.38%, 3/15/13	407,592
810,000	2.75%, 2/15/19	829,427
400,000	3.63%, 2/15/20	432,219
1,000,000	4.50%, 11/15/15	1,147,500
750,000	4.50%, 2/15/16	861,973

Total U.S. Treasury Obligations		5,308,248

Investment Companies (4.7%)
36,307	iShares MSCI EAFE Index Fund	1,969,655
21,415	iShares MSCI Emerging Markets Index	958,749

Total Investment Companies		2,928,404

Investments in Affiliates (6.4%)
4,018,735	Cavanal Hill Cash Management Fund, Institutional Class	4,018,735

Total Investments in Affiliates		4,018,735

Total Investments (Cost $57,619,722)(i) — 99.7%		62,100,537
Other assets in excess of liabilities — 0.3%		212,741

Net Assets — 100.0%		$62,313,278

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2010.
(d)	Issuer has deferred on the payment of interest.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from Registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2010.
(g)	Issuer has defaulted on the payment of interest.
(h)	Rate represents the effective yield at purchase.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Concluded

November 30, 2010

(Unaudited)

(i)	Represents cost for financial Reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks (94.0%)
Apparel Manufacturers (1.9%)
7,854	NIKE, Inc., Class B	$676,465
Auto Manufacturers (1.3%)
28,880	Ford Motor Co.(a)	460,347
Banking (5.1%)
85,437	Bank of America Corp.	935,535
7,432	PNC Financial Services Group	400,213
22,851	U.S. Bancorp	543,397
		1,879,145
Beverages (1.6%)
9,261	PepsiCo, Inc.	598,538
Business Equipment & Services (0.8%)
7,005	Accenture PLC, Class A	303,457
Chemicals (1.0%)
3,963	Praxair, Inc.	364,794
Computers & Peripherals (13.3%)
7,277	Apple Computer, Inc.(a)	2,264,238
62,487	Cisco Systems, Inc.(a)	1,197,251
15,920	Hewlett-Packard Co.	667,526
14,327	NetApp, Inc.(a)	729,674
		4,858,689
Consumer Products (2.7%)
14,503	Avon Products, Inc.	414,206
22,037	Mattel, Inc.	569,436
		983,642
Diversified Financial Services (3.6%)
8,504	The Goldman Sachs Group, Inc.	1,327,815
Diversified Manufacturing Operations (1.4%)
11,430	Danaher Corp.	494,348
Electric Integrated (1.6%)
16,150	FirstEnergy Corp.	567,027
Electronic Components/Instruments (4.4%)
10,766	Emerson Electric Co.	592,883
6,048	L-3 Communications Holdings, Inc.	425,356
11,622	Thermo Fisher Scientific, Inc.(a)	591,095
		1,609,334
Financial Services (3.8%)
18,109	Discover Financial Services	331,033
10,210	T. Rowe Price Group, Inc.	595,549
6,426	Visa, Inc.	474,560
		1,401,142
Food Products & Services (2.9%)
14,981	Archer-Daniels-Midland Co.	434,299
21,588	Sysco Corp.	626,484
		1,060,783
Food-Miscellaneous/Diversified (1.3%)
10,205	H.J. Heinz Co.	492,595
Insurance (0.8%)
11,462	Lincoln National Corp.	273,713
Internet (5.3%)
22,730	eBay, Inc.(a)	662,125
2,317	Google, Inc., Class A(a)	1,287,580
		1,949,705
Machinery & Equipment (1.5%)
7,349	United Technologies Corp.	553,159
Medical Equipment & Supplies (2.6%)
7,267	Becton, Dickinson & Co.	566,317
7,993	Stryker Corp.	400,370
		966,687
Metals-Processing & Fabrication (1.4%)
38,118	Alcoa, Inc.	500,108
Oil & Gas Exploration, Production and Services (10.6%)
5,592	Apache Corp.	601,923
14,585	Baker Hughes, Inc.	760,754
8,941	Cameron International Corp.(a)	430,151
8,132	Devon Energy Corp.	573,875
11,313	Halliburton Co.	428,084
7,184	Noble Corp.	243,681
23,514	Southwestern Energy Co.(a)	851,207
		3,889,675
Oil-Integrated Companies (2.3%)
4,550	Exxon Mobil Corp.	316,498
10,712	Total SA ADR	522,424
		838,922
Paper Products (1.0%)
5,674	Kimberly-Clark Corp.	351,164
Pharmaceuticals (1.6%)
9,163	Bristol-Myers Squibb Co.	231,274
4,840	Genzyme Corp.(a)	344,705
		575,979
Pipelines (1.5%)
23,472	The Williams Cos., Inc.	535,396
Restaurants (1.3%)
6,071	McDonald’s Corp.	475,359
Retail (8.2%)
21,851	Barnes & Noble, Inc.	306,351
18,833	Best Buy Co., Inc.	804,546
23,933	CVS Corp.	741,923
13,281	Kohl’s Corp.(a)	749,314
9,459	Nordstrom, Inc.	404,845
		3,006,979
Semiconductors (1.8%)
31,648	Intel Corp.	668,406
Telecommunications (1.4%)
134,309	Sprint Nextel Corp.(a)	507,688
Telecommunications-Services & Equipment (2.6%)
19,985	QUALCOMM, Inc.	934,099
Transportation & Shipping (2.3%)
6,086	FedEx Corp.	554,557

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
4,783	Norfolk Southern Corp.	$287,793
		842,350
Waste Disposal (1.1%)
14,667	Republic Services, Inc.	412,729
Total Common Stocks		34,360,239
Investment Company (0.6%)
1,379	ProShares UltraPro S&P 500	233,106
Total Investment Company		233,106
Investments in Affiliates (4.7%)
1,703,583	Cavanal Hill Cash Management Fund, Institutional Class	1,703,583
Total Investments in Affiliates		1,703,583
Total Investments (Cost $31,635,336)(b) — 99.3%		36,296,928
Other assets in excess of liabilities — 0.7%		240,292
Net Assets — 100.0%		$36,537,220

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
November 30, 2010 (Unaudited)

1. Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of November 30, 2010, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, (with each individually referred to as a “Fund” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Fund are each authorized to issue an unlimited number of shares in two classes of shares: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of November 30, 2010, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of Schedules of Portfolio Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the d ate of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

 The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or in cases when prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include thinly traded or illiquid securities, high-yield securities, and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of November 30, 2010, of each Fund’s investments based on the inputs utilized in determining the value of such investment:

		LEVEL 2-	LEVEL 3-
	LEVEL 1-	Other Significant	Significant
Fund Name	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
U.S. Treasury Fund
Corporate Bonds[1]	$-	$154,769,192	$-	$154,769,192
U.S. Treasury Obligations	-	20,128,969	-	20,128,969
Repurchase Agreements	-	661,240,028	-	661,240,028
Total Investments	-	836,138,189	-	836,138,189

Cash Management Fund
Certificates of Deposit[1]	-	210,000,132	-	210,000,132
Commercial Paper[1]	-	119,909,543	-	119,909,543
Corporate Bonds[1]	-	66,172,150	-	66,172,150
U.S. Government Agency Securities	-	89,987,673	-	89,987,673
Repurchase Agreements	-	368,458,084	-	368,458,084
Total Investments	-	854,527,582	-	854,527,582

Tax-Free Money Market Fund
Municipal Bonds[2]	-	344,916,348	-	344,916,348
Commercial Paper[2]	-	45,995,000	-	45,995,000
Investment Companies	90,192	-	-	90,192
Total Investments	90,192	390,911,348	-	391,001,540

Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	-	38,820,679	-	38,820,679
Investments in Affiliates	1,283,929	-	-	1,283,929
Total Investments	1,283,929	38,820,679	-	40,104,608

Short-Term Income Fund
Asset Backed Securities	-	3,052,703	-	3,052,703
Mortgage Backed Securities	-	32,407,023	-	32,407,023
Corporate Bonds[1]	-	11,400,355	-	11,400,355
U.S. Government Agency Securities	-	5,305,303	-	5,305,303
U.S. Treasury Obligations	-	18,781,859	-	18,781,859
Investments in Affiliates	3,592,293	-	-	3,592,293
Total Investments	3,592,293	70,947,243	-	74,539,536

Intermediate Bond Fund
Asset Backed Securities	-	537,458	-	537,458
Mortgage Backed Securities	-	10,312,085	-	10,312,085
Corporate Bonds[1]	-	5,443,715	-	5,443,715
Taxable Municipal Bonds[2]	-	1,086,409	-	1,086,409
U.S. Government Agency Securities	-	1,587,532	-	1,587,532
U.S. Treasury Obligations	-	1,605,080	-	1,605,080
Investments in Affiliates	848,427	-	-	848,427
Total Investments	848,427	20,572,279	-	21,420,706

Bond Fund
Asset Backed Securities	-	516,923	-	516,923
Mortgage Backed Securities	-	15,207,153	-	15,207,153
Corporate Bonds[1]	-	7,748,583	-	7,748,583
Taxable Municipal Bonds[2]	-	1,603,502	-	1,603,502
U.S. Government Agency Securities	-	2,544,250	-	2,544,250
U.S. Treasury Obligations	-	5,016,604	-	5,016,604
Investments in Affiliates	1,405,380	-	-	1,405,380
Total Investments	1,405,380	32,637,015	-	34,042,395

Balanced Fund
Common Stocks[1]	31,078,548	-	-	31,078,548
Asset Backed Securities	-	160,988	-	160,988
Mortgage Backed Securities	-	9,959,793	-	9,959,793
Corporate Bonds[1]	-	5,589,230	-	5,589,230
Taxable Municipal Bonds[2]	-	259,373	-	259,373
U.S. Government Agency Securities	-	2,797,218	-	2,797,218
U.S. Treasury Obligations	-	5,308,248	-	5,308,248
Investment Companies	2,928,404	-	-	2,928,404
Investments in Affiliates	4,018,735	-	-	4,018,735
Total Investments	38,025,687	24,074,850	-	62,100,537

U.S. Large Cap Equity Fund
Common Stocks[1]	34,360,239	-	-	34,360,239
Investment Company	233,106	-	-	233,106
Investments in Affiliates	1,703,583	-	-	1,703,583
Total Investments	$36,296,928	-	-	$36,296,928

1.	Please see the Schedule of Portfolio Investments for industry classification.
2.	Please see the Schedule of Portfolio Investments for state classification.

For the three months ended November 30, 2010, there were no Level 3 securities in the Funds.

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2 or 3 as of November 30, 2010, based on levels assigned to securities on August 31, 2010.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“update”) to ASC 820-10, “Fair Value Measurements and Disclosures.” ASC 820 requires the disclosure of a reconciliation of the fair value of Level 3 investments from the prior reporting period to the current reporting period (Level 3 roll forward). The reconciliation includes realized and unrealized gains and losses, transfers to and from Level 3, and gross purchases and sales. The update is effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact, if any, this guidance will have on the Funds’ financial statements and related disclosures.

Securities Valuation:

 The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed income securities are valued using matrix pricing as determined by a Board approved independent pricing service. Fixed income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed income securities, asset backed and mortgage backed securities are valued using principal payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed income securities (i.e., securities with 60 days or fewer to maturity) are valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price. Open-end and closed-end mutual funds are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities. As of November 30, 2010, the Funds held no when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At November 30, 2010, the Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 0.30%, 2.16%, 1.53%, and 0.03% of net assets, respectively. The illiquid restricted securities held as of November 30, 2010, are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Short-Term Income Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	7/28/2003	$61,958	$64,153	$63,776
Alesco Preferred Funding Ltd., Series 8A, Class C2	7/24/2007	1,046,441	1,063,641	7,977
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	55,900	56,742	53,478
Preferred Term Securities IX, 2.09%, 4/3/33	3/17/2003	500,000	500,000	84,375
Preferred Term Securities XXIII, 0.00%, 12/22/36	9/22/2006	398,411	406,542	122
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	2,628,443	2,640,843	13,204

Intermediate Bond Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	7/28/2003	34,959	36,354	36,140
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	542,649	666,867	6,669
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,402	820,640	8,206
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	39,130	39,720	37,434
I-Preferred Term Securities, 2.39%, 12/11/32	4/9/2003	502,352	500,000	187,500
Preferred Term Securities IX, 2.09%, 4/3/33	3/18/2003	500,000	500,000	84,375
Preferred Term Securities XI, 1.89%, 9/24/33	9/12/2003	500,000	500,000	90,000
Preferred Term Securities XXIII, 0.00%, 12/22/36	9/22/2006	398,411	406,542	122
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	2,194,118	2,200,702	11,004

Bond Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	7/28/2003	33,044	34,215	34,014
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	417,423	512,974	5,130
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,402	820,640	8,206
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	27,950	28,371	26,739
I-Preferred Term Securities, 2.39%, 12/11/32	4/9/2003	502,352	500,000	187,500
Preferred Term Securities IX, 2.09%, 4/3/33	3/18/2003	1,000,000	1,000,000	168,750
Preferred Term Securities XI, 1.89%, 9/24/33	9/12/2003	500,000	500,000	90,000
Preferred Term Securities XXIII, 0.00%, 12/22/36	9/22/2006	199,206	203,271	61
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	1,097,059	1,100,351	5,502

Balanced Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	12/9/2003	10,590	10,692	10,629
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/9/2003	6,988	7,093	6,685
Preferred Term Securities XXIII, 0.00%, 12/22/36	9/22/2006	119,523	121,963	37
Regional Diversified Funding, 1.61%, 1/25/36	1/9/2007	253,272	258,565	1,644
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/21/2007	273,465	275,088	1,375

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

3. Concentration of Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of November 30, 2010, (as a percentage of value):

	Tax-Free	Intermediate
	Money Market	Tax-Free
	Fund	Bond Fund
Airport	1.5%	-
Development	1.5%	-
Education	13.6%	-
Facilities	4.4%	1.5%
General	1.6%	2.5%
General Obligation	34.9%	50.2%
Higher Education	3.5%	1.6%
Medical	9.5%	0.6%
Multifamily Housing	1.1%	-
Nursing Homes	1.9%	-
Pollution	5.7%	0.1%
School District	-	30.7%
Taxation	-	-
Transportation	10.6%	-
Utilities	8.8%	1.8%
Water	-	6.8%
Investments in Affiliates	-	3.2%
Other Assets	1.4%	1.0%

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage related fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed income securities generally declines.

As of November 30, 2010, the percentages of net assets invested in mortgage-backed securities were as follows:

Short-Term Income Fund	43.2%
Intermediate Bond Fund	48.3%
Bond Fund	44.4%
Balanced Fund	16.0%

4. Federal Income Taxes:

At November 30, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation was as follows:

				Net Tax
				Unrealized
	Tax Cost of	Tax Unrealized	Tax Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
Intermediate Tax-Free Bond Fund	$38,708,013	$1,552,560	$(155,965)	$1,396,595
Short-Term Income Fund	84,310,140	1,493,233	(11,263,837)	(9,770,604)
Intermediate Bond Fund	28,674,847	914,805	(8,168,946)	(7,254,141)
Bond Fund	39,031,305	1,256,524	(6,245,434)	(4,988,910)
Balanced Fund	58,172,425	6,437,590	(2,509,478)	3,928,112
U.S. Large Cap Equity Fund	31,928,752	5,190,636	(822,460)	4,368,176

5. Subsequent Events:

Management has evaluated subsequent events through the date these Schedules of Portfolio Investments were issued and there are no subsequent events to report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	January 26, 2011

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	January 26, 2011

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	January 26, 2011